PIMCO Variable Insurance Trust

Supplement dated November 21, 2023 to the

Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class

Prospectus, each dated April 28, 2023, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Income Portfolio (the “Portfolio”)

Effective January 4, 2024, the final sentence in the third paragraph in the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_112123

PIMCO Variable Insurance Trust

Supplement dated November 21, 2023 to the PIMCO Income Portfolio

Administrative Class Prospectus, PIMCO Income Portfolio Advisor Class Prospectus, PIMCO

Income Portfolio Class M Prospectus and PIMCO Income Portfolio Institutional Class Prospectus,

each dated April 28, 2023, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Income Portfolio (the “Portfolio”)

Effective January 4, 2024, the final sentence in the third paragraph in the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_112123

PIMCO Variable Insurance Trust

Supplement dated November 21, 2023 to the

Statement of Additional Information dated April 28, 2023, as supplemented from time to time

(the “SAI”)

Disclosure Related to the PIMCO Income Portfolio (the “Portfolio”)

Effective January 4, 2024, the third sentence in the first paragraph in the “Investment Restrictions—Non-Fundamental Investment Restrictions—Currency Hedging” section of the SAI is deleted in its entirety.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_112123